General Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	May 03, 2022	May 10, 2021	Aug. 30, 2022	Jun. 16, 2022	Feb. 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 28, 2022	Sep. 07, 2022	Jan. 04, 2021
General Information (Details) [Line Items]
Sale of stock						3,717,473
Price per share (in Dollars per share)			$ 4.04			$ 6.06
Warrant exercise price (in Dollars per share)			$ 2.02
Warrants			185,873
(in Dollars)						$ 8,220
Revenue percentage						2.30%
Converted into ordinary shares			1,463,619
Bonus shares and reverse share split, description					the Company’s Board of Directors approved the issuance of bonus shares (equivalent to a stock dividend) on a basis of 664.0547 (prior to adjustments for subsequent reverse share split) ordinary shares of the Company for each Ordinary Share issued and outstanding as of the close of business on February 17, 2022 (provided that any fractional shares be rounded down to the nearest whole number), resulting in an aggregate issuance by the Company as of such date of 6,630,547 (prior to adjustments for subsequent reverse share splits) Ordinary Shares. Additionally, the Board approved an increase in the authorized share capital of the Company to 100,000,000 (43,567,567 after giving effect to the two subsequent reverse share splits) ordinary shares.
Reverse Share Split, description	the Company’s Board of Directors approved a 0.806-for-1 reverse split of its issued and outstanding Ordinary Shares, effective as of May 3, 2022, pursuant to which holders of the Company’s Ordinary Shares received 0.806 of an Ordinary Share for every one Ordinary share.			the Company’s Board of Directors approved a 1-for-1.85 reverse split of our issued and outstanding Ordinary Shares, effective as of June 16, 2022, pursuant to which holders of our Ordinary Shares received one Ordinary Share for every 1.85 Ordinary Shares held as of such date. The reverse stock split proportionally reduced the number of the Company’s authorized share capital.
Net loss (in Dollars)						$ (2,201)	$ (1,540)	$ 112
Net cash provided by (Used in) operating activities (in Dollars)						(4,840)	(863)	126
Accumulated deficit (in Dollars)						(3,678)	(1,477)
Net proceeds of IPO (in Dollars)						$ 13,391
Ordinary Shares [Member]
General Information (Details) [Line Items]
Sale of stock						3,717,473
Additional warrants outstanding						2,824,525
Converted into ordinary shares			1,463,619
Net loss (in Dollars)
Smart Pro [Member]
General Information (Details) [Line Items]
Shares acquired percentage											50.01%
Purex Corp [Member]
General Information (Details) [Line Items]
Shares acquired percentage											50.03%
Jeffs’ Brands [Member]
General Information (Details) [Line Items]
Percentage of shares ownership after Transaction		50.03%
Mr. Hakmon [Member]
General Information (Details) [Line Items]
Percentage of shares ownership after Transaction		49.97%
IPO [Member]
General Information (Details) [Line Items]
Sale of stock			3,717,473
Price per share (in Dollars per share)			$ 4.16
Warrant exercise price (in Dollars per share)			$ 5.2						$ 2.02
Warrants			3,717,473
(in Dollars)							$ 12
IPO Warrant [Member]
General Information (Details) [Line Items]
Warrant exercise price (in Dollars per share)			$ 4.04							$ 4.04
Exercise price adjustment (in Dollars per share)			$ 2.02
Warrants			120,192						120,192
Warrants term			5 years
Additional warrants outstanding			120,192
Exercise price adjustment (in Dollars per share)						$ 2.02
Underwriter’s Warrants [Member]
General Information (Details) [Line Items]
Warrant exercise price (in Dollars per share)						$ 5.2
Additional warrants outstanding						185,873
Additional warrant total consideration						425,912
Net proceeds (in Dollars)						$ 4
Net proceeds of warrants (in Dollars)						13,400
(in Dollars)						$ 2,100